Other income (expense) - Schedule of financial income (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Analysis of income and expense [abstract]
Interest income	$ 2,372	$ 16	$ 4,547	$ 36
Cumulative catch-up adjustment, deferred royalty obligation	0	0	0	18,288
Financial income	$ 2,372	$ 16	$ 4,547	$ 18,324